Debentures and Long-term Loans from Financial Institutions (Tables)	12 Months Ended
Dec. 31, 2020
Borrowings [abstract]
Schedule of Debentures
	December 31,
	2020	2019
	NIS millions	NIS millions
Noncurrent liabilities
Debentures	2,723	2,511
Long-term loans from financial institutions	50	300
	2,773	2,811
Current liabilities
Current maturities of debentures	376	409
Current maturities of loans from financial institutions	138	100
	514	509

Schedule of Terms and Debt Repayment of Debentures
The terms and repayment schedule of the Company's debentures are as follows:

				December 31, 2020		December 31, 2019
				NIS millions
	Currency	Nominal interest rate	Year of maturity	Face value	Carrying amount	Face value	Carrying amount
Debentures (Series F) - linked to the Israeli CPI	NIS	4.60%	2017-2020	-	-	214	223
Debentures (Series H) - linked to the Israeli CPI	NIS	1.98%	2018-2024	608	579	722	682
Debentures (series I) - unlinked	NIS	4.14%	2018-2025	563	550	643	626
Debentures (Series J) - linked to the Israeli CPI	NIS	2.45%	2021-2026	103	104	103	104
Debentures (series K) - unlinked	NIS	3.55%	2021-2026	711	707	711	706
Debentures (series L) - unlinked	NIS	2.50%	2023-2028	1,225	1,159	603	579
Total debentures				3,210	3,099	2,996	2,920

Schedule of Terms and Conditions of Long-term Loans From Financial Institutions
The terms and repayment schedule of the Company's long-term loans are as follows:

				December 31, 2020		December 31, 2019
				NIS millions
	Currency	Nominal interest rate	Year of maturity	Face value	Carrying amount	Face value	Carrying amount
Loan from financial institution	NIS	4.60%	2018-2021	50	50	100	100
Loan from financial institution	NIS	5.10%	2019-2022	100	100	150	150
Loan from bank (3)	NIS	4.00%	2020-2021	38	38	150	150
Total loans				188	188	400	400

Schedule of Movement in Liabilities Deriving From Financing Activities
	Loans	Debentures	Derivatives	Interest payable	Leases liabilities	Total
	NIS millions

Balance as of January 1, 2019	(462)	(3,403)	(1)	(63)	(830)	(4,759)
Changes from financing cash flow
Payments for derivative contracts, net	-	-	2	-	-	2
Repayment of debentures and long- term loans from financial institutions	212	504	-	-	-	716
Receipt of long-term loans from financial institutions	(150)	-	-	-	-	(150)
Repurchase of own debentures	-	10	-	-	-	10
Interest paid	-	-	-	127	-	127
payments for leases	-	-	-	-	256	256
Total cash, net, deriving from financing activities	62	514	2	127	256	961

Other changes	-	-	-	-	(185)	(185)
Financing expenses recognized in profit or loss	-	(31)	(6)	(119)	-	(156)
Balance as of December 31, 2019	(400)	(2,920)	(5)	(55)	(759)	(4,139)

Changes from financing cash flow
Payments for derivative contracts, net	-	-	6	-	-	6
Repayment of debentures and long- term loans from financial institutions	212	417	-	-	-	629
Proceeds from issuance of debentures, net of issuance costs	-	(583)	-	-	-	(583)
Repurchase of debentures
Interest paid	-	-	-	130	-	130
Payments for leases	-	-	-	-	228	228
Total cash, net, deriving from financing activities	212	(166)	6	130	228	410

Other changes	-	-	(1)	(12)	(126)	(139)
Business combination	-	-	-	-	(14)	(14)
financing expenses recognized in profit or loss	-	(13)	(8)	(125)	-	(146)

Balance as of December 31, 2020	(188)	(3,099)	(8)	(62)	(671)	(4,028)